Consolidated Statements Of Earnings (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 26, 2013	May 27, 2012	May 29, 2011
Total cost of sales, restaurant depreciation and amortization	$ 373.7	$ 326.9	$ 295.6
Losses from discontinued operations, tax benefit	$ 0.4	$ 0.7	$ 1.5